Financial Instruments - Schedule of Change in Interest Rate Profit (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase of 1% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	€ 1,098	€ 736
Increase of 3% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	2,898	2,204
Decrease of 1% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	(703)	(734)
Decrease of 3% [Member]
Schedule of Change in Interest Rate Profit (Loss) [Line Items]
Increased (decreased) profit or loss	€ (2,504)	€ (2,201)